EARNINGS PER COMMON SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Disclosure of earnings per common share
Earnings attributable to common shareholders

Year Ended December 31 ($ millions)	2017	2016
Earnings	891	466
Dividends on preferred shares	(83)	(69)
Cumulative dividends on preferred shares, not yet declared	(3)	(3)
Earnings attributable to common shareholders (basic)	805	394
Effect of after-tax interest on debentures to earnings	6	—
Earnings attributable to common shareholders (diluted)	811	394
Weighted average number of common shares

(In millions of shares, except as noted)	2017	2016
Issued common shares at January 1	397	373
Effect of shares issued on Acquisition	25	8
Effect of conversion of convertible debentures	1	—
Effect of shares issued under dividend reinvestment plan	3	7
Weighted average number of common shares at December 31 (basic)	426	388

Dilutive effect of debentures converted	4	—
Dilutive effect of share options on issue	2	1
Weighted average number of common shares at December 31 (diluted)	432	389

Basic earnings per common share (dollars)	1.89	1.02
Diluted earnings per common share (dollars)	1.88	1.01